CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common stock Private placement offering	Common stock IPO	Common stock	Additional Paid-in capital Private placement offering	Additional Paid-in capital IPO	Additional Paid-in capital	Treasury stock	Retained Earnings	Accumulated Other Comprehensive (Loss) income	Noncontrolling interests	Private placement offering	IPO	Total
Balance at the beginning of the year at Mar. 31, 2016			$ 4,208			$ 11,284,230		$ 3,188,236	$ (464,717)				$ 14,011,957
Balance at the beginning of the year (in shares) at Mar. 31, 2016			42,080,000
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Proceeds from issuance of shares	$ 84			$ 2,000,000							$ 2,000,084
Proceeds from issuance of shares (in shares)	841,600
Shareholders' contribution						1,487							1,487
Net income for the year								8,570,864					8,570,864
Foreign currency translation adjustment									(1,080,036)				(1,080,036)
Balance at the end of the year at Mar. 31, 2017			$ 4,292			13,285,717		11,759,100	(1,544,753)				23,504,356
Balance at the end of the year (in shares) at Mar. 31, 2017			42,921,600
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Proceeds from issuance of shares		$ 504			$ 43,273,198							$ 43,273,702
Proceeds from issuance of shares (in shares)		5,036,950
Share-based compensation						1,828,868							1,828,868
Capital contribution from non-controlling interest ("NCI")										$ 4,507,205			4,507,205
Net income for the year								65,481,973		28,652			65,510,625
Foreign currency translation adjustment									5,923,982	104,161			6,028,143
Purchase of shares from NCI						30,188				$ (4,640,018)			(4,609,830)
Balance at the end of the year at Mar. 31, 2018			$ 4,796			58,417,971		77,241,073	4,379,229				$ 140,043,069
Balance at the end of the year (in shares) at Mar. 31, 2018			47,958,550										47,958,550
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Impact on adoption of ASC 606								189,686					$ 189,686
Adjusted Balance on April 1, 2018			$ 4,796			58,417,971		77,430,759	4,379,229				140,232,755
Share-based compensation						6,585,386							6,585,386
Exercise of share options			$ 113			1,156,510							1,156,623
Exercise of share options (in shares)			1,127,853
Exercise of restricted stock unit ("RSU")			$ 54			(54)
Exercise of restricted stock unit ("RSU") (in shares)			538,900
Dividends to shareholders						(6,352,948)		(13,194,584)					(19,547,532)
Repurchase of ordinary shares							$ (1,320,468)						(1,320,468)
Repurchase of ordinary shares (in shares)							(421,220)
Net income for the year								5,532,581					5,532,581
Foreign currency translation adjustment									(6,136,187)				(6,136,187)
Balance at the end of the year at Mar. 31, 2019			$ 4,963			$ 59,806,865	$ (1,320,468)	$ 69,768,756	$ (1,756,958)				$ 126,503,158
Balance at the end of the year (in shares) at Mar. 31, 2019			49,625,303				(421,220)						49,204,083